            AIM HIGH INCOME MUNICIPAL FUND - CLASS A, B, AND C SHARES

                       Supplement dated December 23, 2005
                      to the Prospectus dated July 29, 2005
               as supplemented August 5, 2005 and December 8, 2005



The fourth sentence of the third paragraph in the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" is hereby deleted in its entirety and replaced with the following:

         "The fund may, but does not currently intend to, invest 25% or more of the value of its total assets in securities whose issuers are located in any of the following states: Arizona, California, Colorado, Connecticut, Florida, Illinois, Michigan, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Pennsylvania and Texas."

The fifth paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" is hereby deleted in its entirety and replaced with the following:

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents (including shares of affiliated money market funds) or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following sentence shall be added to the end of the fourth paragraph of the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND":

         "Sizeable investments in such securities could involve an increased risk to the fund if any of such issuers or any such related projects or facilities experience financial difficulties."

          AIM TAX-EXEMPT CASH FUND - CLASS A AND INVESTOR CLASS SHARES

                       Supplement dated December 23, 2005
                      to the Prospectus dated July 29, 2005
                        as supplemented December 8, 2005


The first sentence of the first paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The first sentence of the second paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax."

The last sentence of the second paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following new paragraph:

     "The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund will invest only in high-quality U.S. dollar-denominated short term obligations, including:

        -        municipal securities;
        -        tax-exempt commercial paper; and
        -        cash equivalents."

The fourth and fifth paragraphs of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in their entirety and replaced with the following:

     "The fund may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers' acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes. In addition, some of the fund's investments, whether or not foreign securities, may be backed by foreign guarantees and therefore subject to foreign credit exposure.

     The fund limits its investment in certain types of municipal securities so that less than 25% of its total assets are invested in each of the following categories: (1) securities of issuers who are located in the same state; (2) industrial development bonds; and (3) securities the interest on which is paid from revenues of similar type projects (similar project securities). This 25% limit does not apply to industrial development bonds or similar project securities if such securities are subject to a guarantee, including a letter of credit, financial guaranty insurance or an unconditional demand feature, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. government securities that have been irrevocably placed in an escrow account and are pledged only to such payments). The fund does not intend to purchase industrial development bonds or similar project securities that are subject to a guarantee if, after giving effect to the purchase, 25% or more of the fund's total assets would be invested in securities issued or guaranteed in a particular industry; however, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this 25% limit. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The last sentence of the sixth paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "The portfolio managers usually hold fixed-rate portfolio securities to maturity, but put or sell a particular security when they deem it advisable, such as when any of the factors above materially changes."

The first sentence of the last paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds."

The second paragraph of the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" shall be deleted in its entirety and replaced with the following:

     "The following factors could reduce the fund's income and/or share price:

        -       sharply rising or falling interest rates;

        - downgrades of credit ratings or defaults of any of the fund's holdings;

        - the inability to sell its securities at a fair price within a reasonable time;

        - events adversely affecting the banking industry, and regulatory developments relating to the banking industry and financial service industries; or

        - risks generally associated with investments in the banking industry, such as interest rate risk and credit risk."

The following shall be added as a new last paragraph to the section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     "Foreign securities and securities which carry foreign credit exposure have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions."

             AIM TAX-FREE INTERMEDIATE FUND - CLASS A AND A3 SHARES

                       Supplement dated December 23, 2005
                      to the Prospectus dated July 29, 2005
                        as supplemented December 8, 2005



The fifth paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "The fund limits its investment in certain types of municipal securities so that less than 25% of its total assets are invested in each of the following categories: (1) securities of issuers who are located in the same state; (2) industrial development bonds; and (3) securities, the interest on which is paid from revenues of similar type projects (similar project securities). This 25% limit does not apply to industrial development bonds or similar project securities, the interest on which is paid from revenue of similar type projects, if such securities are subject to a guarantee, including a letter of credit, financial guaranty insurance or an unconditional demand feature, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. government securities that have been irrevocably placed in an escrow account and are pledged only to such payments). The fund does not intend to purchase industrial development bonds or similar project securities that are subject to a guarantee or are refunded securities if, after giving effect to the purchase, 25% or more of the fund's total assets would be invested in securities issued or guaranteed in a particular industry; however, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this 25% limit. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The seventh paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents (including shares of affiliated money market funds) or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

           AIM TAX-FREE INTERMEDIATE FUND - INSTITUTIONAL CLASS SHARES

                       Supplement dated December 23, 2005
                      to the Prospectus dated July 29, 2005
                        as supplemented December 8, 2005



The fifth paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "The fund limits its investment in certain types of municipal securities so that less than 25% of its total assets are invested in each of the following categories: (1) securities of issuers who are located in the same state; (2) industrial development bonds; and (3) securities, the interest on which is paid from revenues of similar type projects (similar project securities). This 25% limit does not apply to industrial development bonds or similar project securities, the interest on which is paid from revenue of similar type projects, if such securities are subject to a guarantee, including a letter of credit, financial guaranty insurance or an unconditional demand feature, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. government securities that have been irrevocably placed in an escrow account and are pledged only to such payments). The fund does not intend to purchase industrial development bonds or similar project securities that are subject to a guarantee or are refunded securities if, after giving effect to the purchase, 25% or more of the fund's total assets would be invested in securities issued or guaranteed in a particular industry; however, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this 25% limit. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The seventh paragraph of the section entitled "INVESTMENT OBJECTIVE AND STRATEGIES" shall be deleted in its entirety and replaced with the following:

     "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents (including shares of affiliated money market funds) or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

                             INSTITUTIONAL CLASS OF

                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)


                       Supplement dated December 23, 2005
         to the Statement of Additional Information dated July 29, 2005 as supplemented August 31, 2005 and October 5, 2005


The section entitled "CONCENTRATION OF INVESTMENTS" on page 21, consisting of such heading and the two paragraphs that follow, shall be deleted in its entirety.

                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)


                       Supplement dated December 23, 2005
         to the Statement of Additional Information dated July 29, 2005 as supplemented July 29, 2005, August 31, 2005 and October 5, 2005


The second paragraph of the section entitled "RULE 2a-7 REQUIREMENTS" on page 8 shall be replaced in its entirety as follows:

     "AIM Tax-Exempt Cash Fund will limit its investments in "Second Tier Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, such that, immediately after the acquisition of any Second Tier Security, (i) no more than 5% of the Fund's total assets will be invested in Second Tier Securities and (ii) no more than the greater of 1% of the Fund's total assets or $1 million will be invested in securities issued by that issuer that are Second Tier Securities."


The first paragraph in the section entitled "DIVERSIFICATION REQUIREMENTS--AIM TAX-EXEMPT CASH FUND" on page 25 shall be deleted in its entirety and replaced with the following:

     "As a money market fund, AIM Tax-Exempt Cash Fund is subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

     Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees."

The section entitled "CONCENTRATION OF INVESTMENTS" on page 28, consisting of such heading and the three paragraphs that follow, shall be deleted in its entirety.